Share Capital and Other Equity Instruments (Details Narrative) (10-K) - USD ($)					3 Months Ended		12 Months Ended
	Dec. 30, 2020	Sep. 25, 2020	Jul. 21, 2020	Feb. 24, 2020	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Common stock voting rights, description					The holders of the Company's common stock are entitled to one vote per share.		The holders of the Company's common stock are entitled to one vote per share.
Common stock, shares authorized					100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized					20,000,000		20,000,000	20,000,000
Common stock issued for accounts payable						$ 173,482	$ 756,523
Common stock issued for services								$ 88,465
Gross proceeds from private placement							227,500
Advance from related party			$ 22,000					22,000
Amortization of warrants discount							288,631	68,453
Share-based Payment Arrangement, Option [Member]
Stock based compensation expense related to stock options					$ 0	0	1,977,155	535,587
Unamortized stock option expense					$ 0		0
February 2019 Note [Member]
Amortization of warrants discount							3,840	6,000
February 2020 Note [Member]
Warrants to purchase shares of common stock				130,920
Warrants exercise per share				$ 0.38
Warrants and rights outstanding, maturity date				Feb. 24, 2025
Amortization of warrants discount							50,912
February 2020 Note [Member] | CAD [Member]
Warrants exercise per share				$ 0.50
Common Stock [Member]
Debt instrument, exchange of common stock issued	2,473,848		239,326
Common stock issued for accounts payable						$ 859	$ 4,330
Common stock issued for accounts payable, shares						85,942	433,047
Common stock issued for services								$ 381
Common stock issued for services, shares								38,116
Common Stock [Member] | February 2019 Note [Member]
Debt instrument, face value			$ 66,000
Common Stock [Member] | March 2019 Note [Member]
Debt instrument, face value			$ 150,000
Common Stock [Member] | February 2020 Note [Member]
Debt instrument, exchange of common stock issued	190,004
Common Stock [Member] | September Private Placement [Member]
Sale of common stock under private placement		36,871
Gross proceeds from private placement		$ 250,000
Net proceeds from private placement		$ 227,500
Common Stock [Member] | Vendors [Member]
Common stock issued for accounts payable							$ 756,523
Common stock issued for accounts payable, shares							433,047
Common Stock [Member] | Consultant [Member]
Common stock issued for services								$ 88,465
Common stock issued for services, shares								38,116
Warrant [Member] | February 2020 Note [Member]
Amortization of warrants discount				$ 50,000
Series B Preferred Stock [Member]
Preferred stock, shares authorized	20,000,000
Debt instrument, exchange of common stock issued	250,000
Common stock issued for accounts payable
Common stock issued for accounts payable, shares
Common stock issued for services
Series B Preferred Stock [Member] | December Private Placement [Member]
Sale of common stock under private placement		221,225
Gross proceeds from private placement		$ 300,000
Net proceeds from private placement		$ 260,500